Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
BCP QUALTEK HOLDCO, LLC
Goodwill and Intangible Assets

Note 7.   Goodwill and Intangible Assets

Goodwill

Changes in the carrying amount of goodwill by reportable segment is as follows (in thousands):

	Renewables
	and
	Recovery
	Logistics	Telecom	Total
Goodwill as of December 31, 2020(a)	$13,598	$44,924	$58,522
Additions from acquisitions (Note 4)	8,082	15,171	23,253
Goodwill as of October 2, 2021(a)	$21,680	$60,095	$81,775

(a)	Goodwill is net of accumulated impairment charges of $36,934 thousand in the Telecom segment. There have been no impairment charges within the Renewables and Recovery Logistics segment.

For the nine months ended October 2, 2021 and October 3, 2020, there were no goodwill impairment charges.

Intangible Assets

Intangible assets consisted of the following (in thousands):

	October 2, 2021
	Weighted
	Average	Gross
	Remaining	carrying	Accumulated	Net carrying
	Useful Life	amount	amortization	amount
Customer relationships	9.7	$414,446	$(89,681)	$324,765
Trade names	9.7	60,200	(20,243)	39,957
		$474,646	$(109,924)	$364,722

	December 31, 2020
	Weighted
	Average	Gross
	Remaining	carrying	Accumulated	Net carrying
	Useful Life	amount	amortization	amount
Customer relationships	10.8	$368,200	$(65,868)	$302,332
Trade names	9.9	58,519	(15,035)	43,484
		$426,719	$(80,903)	$345,816

Amortization expense of intangible assets was $29,020 thousand and $26,818 thousand for the nine months ended October 2, 2021 and October 3, 2020, respectively.

Note 6.     Goodwill and Intangible Assets

Goodwill by reportable segment consisted of the following as of December 31, 2020 and 2019 (in thousands):

	Renewables
	and Recovery
	Logistics	Telecom	Total
Goodwill as of January 1, 2019	$13,598	$27,485	$41,083
Additions from acquistions	—	53,552	53,552
Impairment loss	—	(8,132)	(8,132)
Goodwill as of December 31, 2019	$13,598	$72,905	$86,503
Measurement period adjustments, net	—	821	821
Impairment loss	—	(28,802)	(28,802)
Goodwill as of December 31, 2020	$13,598	$44,924	$58,522

For the years ended December 31, 2020 and 2019, the Company recognized goodwill impairment within the Telecom segment of $28.8 million and $8.1 million, respectively. Impairment resulted from a change in projected future discounted cash flows of the reporting units within the segment which resulted in an carrying value in excess of the estimated fair value.

Intangible assets consisted of the following as of December 31, 2020 and 2019 (in thousands):

	2020
	Weighted Average
	Remaining Useful	Gross carrying	Accumulated
	Life	amount	amortization	Net carrying amount
Customer relationships	10.8	$368,200	$(65,868)	$302,332
Trade names	9.9	58,519	(15,035)	43,484
		$426,719	$(80,903)	$345,816

	2019
	Weighted Average
	Remaining Useful	Gross carrying	Accumulated
	Life	amount	amortization	Net carrying amount
Customer relationships	11.8	$368,200	$(36,782)	$331,418
Trade names	10.5	58,519	(8,364)	50,155
		$426,719	$(45,146)	$381,573

Amortization expense of intangible assets was $35.8 million and $32.9 million for the years ended December 31, 2020 and 2019, respectively.

For the year ended December 31, 2019, the Company recorded $0.8 million of impairment of long-lived assets within the Telecom segment as a result of a change in projected future undiscounted cash flows of an asset group within the segment. No impairments have occurred during the year ended December 31, 2020.

Note 6.     Goodwill and Intangible Assets (continued)

The following table provides estimated future amortization expense related to the intangible assets (in thousands):

Years ending December 31:
2021	$35,585
2022	35,585
2023	34,294
2024	32,245
2025	31,289
Thereafter	176,818
$345,816